Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CTIVP® – TCW Core Plus Bond Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – TCW Core Plus Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 3,048,772,566
Holdings Count | Holding	646
Investment Company, Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,048,772,566
Total number of portfolio holdings	646
Portfolio turnover for the reporting period	193%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as
“Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 06/30/2029 4.250%	7.6%
U.S. Treasury 05/15/2054 4.625%	6.1%
U.S. Treasury 05/15/2034 4.375%	5.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
U.S. Treasury 05/15/2044 4.625%	2.5%
U.S. Treasury 05/31/2029 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.500%	2.0%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/22/2054 4.500%	1.4%
Government National Mortgage Association TBA 07/22/2054 5.000%	1.3%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 06/30/2029 4.250%	7.6%
U.S. Treasury 05/15/2054 4.625%	6.1%
U.S. Treasury 05/15/2034 4.375%	5.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
U.S. Treasury 05/15/2044 4.625%	2.5%
U.S. Treasury 05/31/2029 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.500%	2.0%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/22/2054 4.500%	1.4%
Government National Mortgage Association TBA 07/22/2054 5.000%	1.3%

CTIVP® – TCW Core Plus Bond Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – TCW Core Plus Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about CTIVP ® – TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 3,048,772,566
Holdings Count | Holding	646
Investment Company, Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,048,772,566
Total number of portfolio holdings	646
Portfolio turnover for the reporting period	193%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 06/30/2029 4.250%	7.6%
U.S. Treasury 05/15/2054 4.625%	6.1%
U.S. Treasury 05/15/2034 4.375%	5.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
U.S. Treasury 05/15/2044 4.625%	2.5%
U.S. Treasury 05/31/2029 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.500%	2.0%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/22/2054 4.500%	1.4%
Government National Mortgage Association TBA 07/22/2054 5.000%	1.3%
Asset
Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 06/30/2029 4.250%	7.6%
U.S. Treasury 05/15/2054 4.625%	6.1%
U.S. Treasury 05/15/2034 4.375%	5.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
U.S. Treasury 05/15/2044 4.625%	2.5%
U.S. Treasury 05/31/2029 4.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.500%	2.0%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/22/2054 4.500%	1.4%
Government National Mortgage Association TBA 07/22/2054 5.000%	1.3%